PIMCO Funds

Supplement Dated July 31, 2013 to the
Short Duration Strategy Funds Institutional Class, Class M, Class P, Administrative Class, Class D, Class A, Class B, Class C and
Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Short Asset Investment and PIMCO Short-Term Funds is 0.50%.

PIMCO Funds

Supplement Dated July 31, 2013 to the
Tax-Efficient Strategy Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO New York Municipal Bond Funds is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond and PIMCO National Intermediate Municipal Bond Funds is 1.00%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO California Short Duration Municipal Income, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds is 0.50%.

Information pertaining to Class A shares in the PIMCO California Intermediate Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

Information pertaining to Class A shares in the PIMCO California Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$453	$618	$797	$1,316

Information pertaining to Class A shares in the PIMCO High Yield Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$636	$829	$1,385

Information pertaining to Class A shares in the PIMCO Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$449	$606	$776	$1,270

Information pertaining to Class A shares in the PIMCO National Intermediate Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$454	$621	$803	$1,328

Information pertaining to Class A shares in the PIMCO New York Municipal Bond Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$451	$613	$789	$1,299

PIMCO Funds

Supplement Dated July 31, 2013 to the
Credit Bond Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summary for the PIMCO Senior Floating Rate Fund is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Floating Income Fund and the PIMCO Senior Floating Rate Fund is 0.50% and 1.00%, respectively.

Information pertaining to Class A shares in the PIMCO Senior Floating Rate Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665